J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 29, 2019

to the Summary Prospectuses and Prospectus dated March 1, 2019, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Emerging Economies Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R5	Class R6
Management Fees[1]	0.58%	0.58%

Distribution (Rule 12b-1) Fees	NONE	NONE

Other Expenses	0.26	0.15

Service Fees	0.10	NONE

Remainder of Other Expenses[2]	0.16	0.15

Total Annual Fund Operating Expenses	0.84	0.73

Fee Waivers and/or Expense Reimbursements[3]	(0.05)	(0.04)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.79	0.69

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.79% and 0.69% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-INTEQR2R3R4R5R6-719-2

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	81	263	461	1,033

CLASS R6 SHARES ($)	70	229	402	903

JPMorgan Emerging Markets Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.68%	0.68%	0.68%	0.68%	0.68%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.68	0.48	0.76	0.25	0.15

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.43	0.23	0.51	0.15	0.15

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.87	1.42	1.45	0.94	0.84

Fee Waivers and/or Expense Reimbursements[3]	(0.33)	(0.13)	(0.41)	(0.05)	(0.05)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.54	1.29	1.04	0.89	0.79

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.54%, 1.29%, 1.04%, 0.89% and 0.79% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	157	556	980	2,164

CLASS R3 SHARES ($)	131	437	764	1,691

CLASS R4 SHARES ($)	106	418	753	1,700

CLASS R5 SHARES ($)	91	295	515	1,150

CLASS R6 SHARES ($)	81	263	461	1,033

JPMorgan Europe Dynamic Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees[1]	0.60%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.13

Service Fees	NONE

Remainder of Other Expenses[2]	0.13

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.74

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.73

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (other than certain money market fund fees as described below) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84% of the average daily net assets of Class R6 Shares. This waiver is in effect through 9/30/19, at which time the adviser and/or its affiliates will determine whether such waiver will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. This waiver/expense reimbursement is in effect through 2/29/20, at which time it will be determined whether such waiver/expense reimbursement will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment in cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	75	236	410	917

JPMorgan International Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R6
Management Fees[1]	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.50	NONE

Other Expenses	0.58	0.10

Service Fees	0.25	NONE

Remainder of Other Expenses[2]	0.33	0.10

Total Annual Fund Operating Expenses	1.58	0.60

Fee Waivers and/or Expense Reimbursements[3]	(0.33)	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.25	0.50

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.25% and 0.50% of the average daily net assets of Class R2 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	467	829	1,850

CLASS R6 SHARES ($)	51	182	325	740

JPMorgan International Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.39	0.20	0.10

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.14	0.10	0.10

Total Annual Fund Operating Expenses	1.39	0.70	0.60

Fee Waivers and/or Expense Reimbursements[3]	(0.14)	(0.10)	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.25	0.60	0.50

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.25%, 0.60% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/28/21, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	412	733	1,644

CLASS R5 SHARES ($)	61	203	369	851

CLASS R6 SHARES ($)	51	172	314	730

JPMorgan International Unconstrained Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.60%	0.60%	0.60%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.51	0.36	0.16

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.26	0.26	0.16

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.62	0.97	0.77

Fee Waivers and/or Expense Reimbursements[3]	(0.32)	(0.32)	(0.22)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.30	0.65	0.55

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.30%, 0.65% and 0.55% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	480	851	1,895

CLASS R5 SHARES ($)	66	277	505	1,161

CLASS R6 SHARES ($)	56	224	406	934

JPMorgan International Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.48	0.30	0.16

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.23	0.20	0.16

Total Annual Fund Operating Expenses	1.53	0.85	0.71

Fee Waivers and/or Expense Reimbursements[3]	(0.23)	(0.20)	(0.16)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.30	0.65	0.55

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.30%, 0.65% and 0.55% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	461	812	1,804

CLASS R5 SHARES ($)	66	251	452	1,030

CLASS R6 SHARES ($)	56	211	379	867

On the Effective Date, the information relating to the JPMorgan International Equity Fund in the table in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**
JPMorgan International Equity Fund	R2	1.25%	1.49%

	R5	0.60%	0.80%

	R6	0.50%	0.70%

*	The Net Expense Ratio is based on the current expense waivers in place through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised.

**	Effective August 1, 2019, based on the reduction in Management Fees, the Gross Expense Ratio will be 1.39%, 0.70%, and 0.60% for Class R2, Class R5 and Class R6 Shares respectively.

JPMorgan International Equity Fund*

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2020	$127	5.00%	3.75%	3.75%
February 28, 2021	132	10.25	7.64	3.75
February 28, 2022	152	15.76	11.53	3.61
February 28, 2023	158	21.55	15.55	3.61
February 29, 2024	164	27.63	19.72	3.61
February 28, 2025	169	34.01	24.05	3.61
February 28, 2026	176	40.71	28.52	3.61
February 28, 2027	182	47.75	33.16	3.61
February 29, 2028	188	55.13	37.97	3.61
February 28, 2029	195	62.89	42.95	3.61

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2020	$61	5.00%	4.40%	4.40%
February 28, 2021	64	10.25	8.99	4.40
February 28, 2022	78	15.76	13.68	4.30
February 28, 2023	81	21.55	18.57	4.30
February 29, 2024	85	27.63	23.67	4.30
February 28, 2025	88	34.01	28.98	4.30
February 28, 2026	92	40.71	34.53	4.30
February 28, 2027	96	47.75	40.32	4.30
February 29, 2028	100	55.13	46.32	4.30
February 28, 2029	105	62.89	52.64	4.30

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2020	$51	5.00%	4.50%	4.50%
February 28, 2021	53	10.25	9.20	4.50
February 28, 2022	67	15.76	14.01	4.40
February 28, 2023	70	21.55	19.02	4.40
February 29, 2024	73	27.63	24.26	4.40
February 28, 2025	76	34.01	29.73	4.40
February 28, 2026	80	40.71	35.44	4.40
February 28, 2027	83	47.75	41.40	4.40
February 29, 2028	87	55.13	47.62	4.40
February 28, 2029	91	62.89	54.11	4.40

*

The numbers shown below reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE